UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                       FORM 13F COVER PAGE Report

  For the Calendar Year or Quarter Ended: March, 31, 2010

  Check here if Amendment [ ]; Amendment Number: _____ This Amendment
    (Check only one.):                        [ ] is a restatement.
                                              [ ] adds new holdings entries.


  Institutional Investment Manager Filing this Report:

  Name:     Toscafund Asset Management LLP


  Address:  7th Floor, 90 Long, Acre, London, WC2E 9RA


  Form 13F File Number 28-13207


  The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

  Person Signing this Report on Behalf of Reporting Manager:

  Name: Robert Lord

  Title: Partner

  Phone: +44 207 845 6100

  Signature, Place, and Date of Signing



  /s/ Robert Lord by AGPlimptonPOA
  ______________________________________
  Boston, May 18, 2010





  Report Type (Check only one.):


  [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)


  [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


  [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



  List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]


        Form 13F File Number            Name
                                                         FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  None

Form 13F Information Table Entry Total:  9

Form 13F Information Table Value Total:  $111,544 (thousands)


List of Other Included Managers:  NONE



[Repeat as necessary]

                                                      FORM 13F INFORMATION TABLE

--------------------- ---------- ----------- ---------- ---------------------------- ----------- ---------- ------------------------
      COLUMN 1         COLUMN 2   COLUMN 3    COLUMN 4            COLUMN 5             COLUMN 6   COLUMN 7        COLUMN 8
--------------------- ---------- ----------- ---------- ---------------------------- ----------- ---------- ------------------------
   NAME OF ISSUER      TITLE OF     CUSIP       VALUE     SHRS OR     SH/PRN   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
                         CLASS                (x$1000)    PRN AMT              CALL   DISCRETION   MANGERS
--------------------- ---------- ----------- ---------- ------------ -------- ------ ----------- ---------- ------- -------- -------
                                                                                                             SOLE    SHARED   NONE
--------------------- ---------- ----------- ---------- ------------ -------- ------ ----------- ---------- ------- -------- -------
BANK OF AMERICA CORP      COM     060505104    21,866    1,225,000                      Sole       None      Sole
--------------------- ---------- ----------- ---------- ------------ -------- ------ ----------- ---------- ------- -------- -------
   CITIGROUP INC          COM     172967101     8,100    2,000,000                      Sole       None      Sole
--------------------- ---------- ----------- ---------- ------------ -------- ------ ----------- ---------- ------- -------- -------
 HARTFORD FINANCIAL       COM     416515104    10,231     360,000                       Sole       None      Sole
   SERVICES GROUP
--------------------- ---------- ----------- ---------- ------------ -------- ------ ----------- ---------- ------- -------- -------
JPMORGAN CHASE & CO       COM     46625H100     9,845     220,000                       Sole       None      Sole
--------------------- ---------- ----------- ---------- ------------ -------- ------ ----------- ---------- ------- -------- -------
 LONGTOP FINANCIAL        ADR     54318P108     8,444     262,147                       Sole       None      Sole
  TECHNOLOGIES LTD
--------------------- ---------- ----------- ---------- ------------ -------- ------ ----------- ---------- ------- -------- -------
  MASTERCARD INC.          A      57636Q104    10,668      42,000                       Sole       None      Sole
--------------------- ---------- ----------- ---------- ------------ -------- ------ ----------- ---------- ------- -------- -------
 PHOENIX COMPANIES        COM     71902E109    25,335    10,469,198                     Sole       None      Sole
        INC
--------------------- ---------- ----------- ---------- ------------ -------- ------ ----------- ---------- ------- -------- -------
  WESTERN UNION CO        COM     959802109     8,480     500,000                       Sole       None      Sole
--------------------- ---------- ----------- ---------- ------------ -------- ------ ----------- ---------- ------- -------- -------
    WILLIS GROUP          COM     G96655108     8,575     274,048                       Sole       None      Sole
    HOLDINGS LTD
--------------------- ---------- ----------- ---------- ------------ -------- ------ ----------- ---------- ------- -------- -------
